Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Accrued expenses and other payables
Deposits received from customers	1,710	1,820
Deposits received from franchisees	2,967	2,409
Accrued rental, utility and other expenses	10,859	5,227
VAT and other taxes payable	13,380	13,921
Payables for refund of tuition fee	4,143	7,667
Offering expenses	4,261	502
Others	8,710	5,029
Total	46,030	36,575